Offerings	Sep. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Pre-funded Warrants to purchase common shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the common shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common shares and pre-funded warrants (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $4,000,000.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common Warrants to purchase common shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares underlying the Common Warrants
Maximum Aggregate Offering Price	$ 4,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Placement Agent Warrants to purchase common shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act. Represents warrants issuable to the placement agent, or its designees, to purchase a number of common shares equal to 5.0% of the aggregate number of common shares and pre-funded warrants being offered in this offering, at an exercise price equal to 110% of the combined public offering price per common share and accompanying warrants.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares underlying the Placement Agent Warrants
Maximum Aggregate Offering Price	$ 220,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 33.68
Offering Note	See Offering Note1.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares underlying the Pre-funded Warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.